Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Taxes Tables [Line Items]
Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Tax expense / (benefit)
Swiss
Current 810 664 614
Deferred 39 (22) 26
Total Swiss 849 642 640
Non-Swiss

Current 618 689 857
Deferred (262) 513 406
Total non-Swiss 356 1,202 1,263
Total income tax expense / (benefit) recognized in the income statement 1,206 1,844 1,903

Disclosure Of Details Of Major Components Of Tax Expense Income Explanatory

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Operating profit / (loss) before tax 4,521 8,960 8,964
of which: Swiss 3,174 4,052 2,983
of which: non-Swiss 1,347 4,907 5,981
Income taxes at Swiss tax rate of 18.5 % for 2023, 18 % for 2022 and 18.5 % for 2021 836 1,613 1,658
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate (43) 267 217
Tax effects of losses not recognized 71 74 124
Previously unrecognized tax losses now utilized (401) (217) (179)
Non-taxable and lower-taxed income (165) (316) (252)
Non-deductible expenses and additional taxable income 1,017 414 487
Adjustments related to prior years, current tax (15) (33) (38)
Adjustments related to prior years, deferred tax 10 19 (3)
Change in deferred tax recognition (273) (217) (341)
Adjustments to deferred tax balances arising from changes

in tax rates
0 0 (1)
Other items 169 240 230
Income tax expense / (benefit)

1,206 1,844 1,903

Disclosure Of Total Recognized And Unrecognized Deferred Tax Assets And Deferred Tax Liabilities Explanatory

USD m 31.12.23 31.12.22
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 11,453 (8,496) 2,957 12,708 (8,720) 3,988
Unused tax credits 95 0 95 0 0 0
Temporary differences 6,771 (579) 6,192 5,774 (408) 5,365
of which: related to real estate costs capitalized for US

tax
purposes 2,703 0 2,703 2,485 0 2,485
of which: related to compensation and benefits 1,457 (205) 1,252 1,169 (175) 993 of which: related to cash flow hedges 619 0 619 947 0 947
of which: other 1,992 (374) 1,618 1,173 (233) 940
Total deferred tax assets 18,319 (9,076) 9,244
2
18,482 (9,128) 9,354
2
of which: related to the US 8,505 8,294
of which: related to other locations 739 1,060
Deferred tax liabilities
Total deferred tax liabilities 162 233
1 After offset of DTLs, as applicable.

2 As of 31 December 2023, UBS AG recognized DTAs of USD
408 m (31 December 2022: USD 471 m) in respect of entities that incurred losses in either the current or preceding year.

Disclosure Of Expiry Of Unused Tax Losses Explanatory

Unrecognized tax loss carry-forwards
USD m 31.12.23 31.12.22
Within 1 year 192 231
From 2 to 5 years 10,278 2,184
From 6 to 10 years 2,708 11,106
From 11 to 20 years 1,199 1,610
No expiry 16,252 16,960
Total 30,630 32,091
of which: related to the US
1
12,354 13,350
of which: related to the UK 14,333 14,332
of which: related to other locations 3,943 4,409
1 Related to UBS AG’s US branch.